Schedule of Deferred Charges (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Deferred Dry Dock And Special Survey Costs Net
Balance January 1,	$ 794
Additions	814
Amortization of special survey costs	(176)	$ (175)
Pyxis Malou write-off	(169)
Balance June 30,	$ 1,263